Finance Receivables -- TDR Finance Receivable HFI and HFS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	$ 285,000,000		$ 260,000,000
TDR net finance receivables	284,000,000		260,000,000
Allowance for TDR finance receivable losses	83,000,000		55,000,000
TDR finance receivables held for sale	191,000,000		166,000,000
Commitment to lend additional funds on TDR finance receivables	0
Personal loans
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	86,000,000		46,000,000
TDR net finance receivables	83,000,000		46,000,000
Allowance for TDR finance receivable losses	48,000,000		17,000,000
SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	0		14,000,000
TDR net finance receivables	0		13,000,000
Allowance for TDR finance receivable losses	0		4,000,000
Real estate loans
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	199,000,000		200,000,000
TDR net finance receivables	201,000,000		201,000,000
Allowance for TDR finance receivable losses	35,000,000		34,000,000
Personal Loans Held for sale
Financing Receivable, Modifications [Line Items]
Minimum balance to be TDRs, that subsequently defaulted to be disclosed.	1,000,000
TDR gross finance receivables	2,000,000		2,000,000
TDR finance receivables held for sale	2,000,000		2,000,000
Real Estate Loans Held for Sale
Financing Receivable, Modifications [Line Items]
Minimum balance to be TDRs, that subsequently defaulted to be disclosed.		$ 1,000,000
TDR gross finance receivables	91,000,000		92,000,000
TDR finance receivables held for sale	91,000,000		92,000,000
Total Finance Receivables Held for Sale
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	93,000,000		94,000,000
TDR finance receivables held for sale	$ 93,000,000		$ 94,000,000